Shareholders equity - Share capital (Details)	1 Months Ended			12 Months Ended
	Sep. 30, 2021 EUR (€) shares	Apr. 30, 2021 EUR (€) shares	Jan. 31, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) shares	Nov. 04, 2021 USD ($)	Sep. 30, 2021 $ / shares	Apr. 30, 2021 $ / shares	Mar. 31, 2020 USD ($)
Shareholders Equity
Authorized share capital | €				€ 13,600,000
Par value per share | € / shares				€ 0.04
Net proceeds from issuance of shares | €				€ 108,477,000
Shares issued in the period | €				€ 108,477,000	€ 272,000
Eli Lilly and Company
Shareholders Equity
Net proceeds from issuance of shares | €	€ 23,223,000
Issue of ordinary shares (in shares) | shares	3,989,976
Share price | $ / shares							$ 7.52
Underwritten public offering
Shareholders Equity
Issue of ordinary shares (in shares) | shares		15,923,077
Share price | $ / shares								$ 6.50
Gross proceeds from issuance of shares | €		€ 88,115,000
Transaction cost | €		5,499,000
Net proceeds | €		€ 82,616,000
At The Market Offering
Shareholders Equity
Issue of ordinary shares (in shares) | shares			585,398
Gross proceeds from issuance of shares | €			€ 2,767,000
Transaction cost | €			114,000
Net proceeds | €			€ 2,653,000
Cantor Fitzgerald & Co | At The Market Offering
Shareholders Equity
Number of shares issued | shares				0
Ordinary
Shareholders Equity
Number of shares outstanding | shares				74,865,381
Maximum aggregate offering of ordinary shares | $						$ 300,000,000
Number of shares authorised | shares				170,000,000
Shares were issued and fully paid in cash | shares				71,290,805
Treasury shares | shares				3,574,576	3,926,743
Ordinary | Cantor Fitzgerald & Co | At The Market Offering
Shareholders Equity
Maximum aggregate offering of ordinary shares | $						$ 75,000,000
Ordinary | Market offering program
Shareholders Equity
Number of shares issued | shares					0
Maximum aggregate offering of ordinary shares | $									$ 75,000,000
Preferred
Shareholders Equity
Number of shares authorised | shares				170,000,000